UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

	Security
Shares	Description			Value
Equity Securities - 84.0%
Common Stock - 83.6%
Communications - 4.7%
155,750	America Movil SAB de CV, ADR			$3,264,520
276,750	Corning, Inc.			3,689,078
15,499	DIRECTV (a)			877,398
10,000	News Corp., Class A			305,200
44,439	Oi SA, ADR			149,315
455,505	Oi SA, ADR			1,384,735
247,800	Telefonica SA, ADR			3,347,778
100	The McGraw-Hill Cos., Inc.			5,208
3,000	Viacom, Inc., Class B			184,710
				13,207,942
Consumer Discretionary - 12.3%
133,535	Apollo Group, Inc., Class A (a)			2,322,174
136,150	Arcos Dorados Holdings, Inc.			1,797,180
45,477	Bridgepoint Education, Inc. (a)			465,230
39,380	Coach, Inc.			1,968,606
45,950	Comcast Corp., Class A			1,930,360
52,650	CVS Caremark Corp.			2,895,223
2,297	Discovery Communications, Inc., Class A (a)			180,866
2,297	Discovery Communications, Inc., Class C (a)			159,733
37,987	Gruma S.A.B. de C.V., ADR (a)			667,052
216,600	H&R Block, Inc.			6,372,372
100	Interface, Inc.			1,922
14,850	ITT Educational Services, Inc. (a)			204,633
13,200	Jamba, Inc. (a)			37,620
241,878	Lincoln Educational Services Corp.			1,417,405
28,000	Lowe's Cos., Inc.			1,061,760
13,150	McDonald's Corp.			1,310,924
52,900	Newell Rubbermaid, Inc.			1,380,690
9,800	NIKE, Inc., Class B			578,298
3,250	Sally Beauty Holdings, Inc. (a)			95,485
3,884	The Andersons, Inc.			207,872
18,250	The Home Depot, Inc.			1,273,485
290	Time Warner Cable, Inc.			27,857
15,500	Time Warner, Inc.			893,110
21,608	Universal Technical Institute, Inc.			272,909
23,236	Value Line, Inc.			218,883
62,000	Wal-Mart Stores, Inc.			4,639,460
40,477	Weight Watchers International, Inc.			1,704,486
8,600	Yum! Brands, Inc.			618,684
				34,704,279
Consumer Staples - 30.4%
42,600	AbbVie, Inc.			1,737,228
15,050	Alkermes PLC (a)			356,835
451,578	Alliance One International, Inc. (a)			1,756,638
62,500	Altria Group, Inc.			2,149,375
2,000	Archer-Daniels-Midland Co.			67,460
199,102	Avon Products, Inc.			4,127,384
19,200	Baxter International, Inc.			1,394,688
300	Beam, Inc.			19,062
15,100	British American Tobacco PLC, ADR			1,616,455
1,000	Carlsberg A/S, ADR			19,670
4,000	Coca Cola Hellenic Bottling Co. SA (a)			107,163
9,200	Coca Cola Hellenic Bottling Co. SA, ADR			246,192
3,404	Columbia Sportswear Co.			197,024
500	DE Master Blenders 1753 NV (a)			7,723
11,725	Diageo PLC, ADR			1,475,474
48,050	Dr. Pepper Snapple Group, Inc.			2,255,947
49,228	Express Scripts Holding Co. (a)			2,837,994
100	Grand Canyon Education, Inc. (a)			2,539
600	Hillshire Brands Co.			21,090
174,789	Hospira, Inc. (a)			5,738,323
100	JBS SA, ADR (a)			678
20,100	Kelly Services, Inc., Class A			375,468
3,620	Kraft Foods Group, Inc.			186,539
4,450	Manpower, Inc.			252,404
208,132	Molson Coors Brewing Co., Class B			10,183,899
16,862	Mondelez International, Inc., Class A			516,146
15,600	Monster Beverage Corp. (a)			744,744
3,760	National Beverage Corp.			52,828
100	Nestle SA, ADR			7,247
46,172	Paychex, Inc.			1,619,252
125,400	PepsiCo, Inc.			9,920,394
62,850	Philip Morris International, Inc.			5,826,823
109,029	PRGX Global, Inc. (a)			757,752
567,391	Tesco PLC, ADR			9,912,321
67,500	The Coca-Cola Co.			2,729,700
1,500	The J.M. Smucker Co.			148,740
119,084	The Kroger Co.			3,946,444
71,975	The Procter & Gamble Co.			5,546,393
206,240	The Western Union Co.			3,101,850
100	TreeHouse Foods, Inc. (a)			6,515
100,200	Unilever NV, ADR			4,108,200
				86,078,601
Energy - 4.7%
4,425	Apache Corp.			341,433
143,710	BP PLC, ADR			6,086,119
16,750	Chevron Corp.			1,990,235
15,600	ConocoPhillips			937,560
200	Devon Energy Corp.			11,284
11,200	Exxon Mobil Corp.			1,009,232
1,200	Gazprom Neft JSC, ADR			25,392
800	Lukoil OAO, ADR			51,600
1,500	PetroChina Co., Ltd., ADR			197,730
11,700	Petroleo Brasileiro SA, ADR			193,869
7,800	Phillips 66			545,766
2,750	Surgutneftegas OJSC, ADR			24,750
22,550	Transocean, Ltd. (a)			1,171,698
19,100	Valero Energy Corp.			868,859
				13,455,527
Financials - 11.8%
100	Affiliated Managers Group, Inc. (a)			15,357
42,250	Aflac, Inc.			2,197,845
39,000	American International Group, Inc. (a)			1,513,980
1,280	Ameriprise Financial, Inc.			94,272
176,133	Bank of America Corp.			2,145,300
16,000	Berkshire Hathaway, Inc., Class B (a)			1,667,200
76,724	Central Pacific Financial Corp. (a)			1,204,567
26,725	Franklin Resources, Inc.			4,030,397
14,700	Janus Capital Group, Inc.			138,180
100	Legg Mason, Inc.			3,215
60,700	Marsh & McLennan Cos., Inc.			2,304,779
7,350	Mastercard, Inc., Class A			3,977,305
14,245	Mercury General Corp.			540,313
10,650	StanCorp Financial Group, Inc.			455,394
227,600	The Bank of New York Mellon Corp.			6,370,524
38,418	The Travelers Cos., Inc.			3,234,411
7,350	U.S. Bancorp			249,386
10,324	Unum Group			291,653
9,500	Visa, Inc., Class A			1,613,480
24,950	Waddell & Reed Financial, Inc., Class A			1,092,311
7,646	Washington Federal, Inc.			133,805
500	Wells Fargo & Co.			18,495
				33,292,169
Health Care - 13.3%
42,600	Abbott Laboratories			1,504,632
29,400	Becton Dickinson and Co.			2,810,934
17,482	BioScrip, Inc. (a)			222,196
55,725	GlaxoSmithKline PLC, ADR			2,614,060
308,117	Health Management Associates, Inc., Class A (a)			3,965,466
53,450	Johnson & Johnson			4,357,778
1,000	Laboratory Corp. of America Holdings (a)			90,200
101,053	Medtronic, Inc.			4,745,449
123,360	Merck & Co., Inc.			5,456,213
86,982	Pfizer, Inc.			2,510,300
6,842	Quest Diagnostics, Inc.			386,231
56,934	UnitedHealth Group, Inc.			3,257,194
27,221	WellPoint, Inc.			1,802,847
50,900	Zimmer Holdings, Inc.			3,828,698
				37,552,198
Industrials - 1.5%
21,550	AGCO Corp.			1,123,186
100	Deere & Co.			8,598
25,000	General Electric Co.			578,000
3,350	Granite Construction, Inc.			106,664
350	Illinois Tool Works, Inc.			21,329
300	Potash Corp. of Saskatchewan, Inc.			11,775
12,500	Raytheon Co.			734,875
3,500	Textainer Group Holdings, Ltd.			138,425
3,550	The Boeing Co.			304,768
14,450	United Parcel Service, Inc., Class B			1,241,255
100	Waste Management, Inc.			3,921
				4,272,796
Information Technology - 2.0%
1,181	Automatic Data Processing, Inc.			76,789
52,325	Intel Corp.			1,143,301
159,114	Microsoft Corp.			4,552,251
150	Oracle Corp.			4,851
300	Verisk Analytics, Inc., Class A (a)			18,489
				5,795,681
Materials - 1.7%
28,700	E.I. du Pont de Nemours & Co.			1,410,892
7,000	LyondellBasell Industries NV, Class A			443,030
100	Newmont Mining Corp.			4,189
6,400	Precision Castparts Corp.			1,213,568
47,350	The Dow Chemical Co.			1,507,624
14,000	Vale SA, ADR			242,060
				4,821,363
Telecommunications - 1.1%
27,300	AT&T, Inc.			1,001,637
52,150	SK Telecom Co., Ltd., ADR			931,921
27,015	Verizon Communications, Inc.			1,327,787
				3,261,345
Utilities - 0.1%
5,616	FirstService Corp. (a)			186,676
Total Common Stock
(Cost $185,440,402)				236,628,577
	Security
Principal	Description	Rate		Value
Preferred Stock - 0.4%
Financials - 0.4%
$985,000	The Charles Schwab Corp. (b) (Cost $985,000)	7.00%		1,147,877
Total Equity Securities
(Cost $186,425,402)				237,776,454
	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 4.4%
Corporate Non-Convertible Bonds - 3.7%
Communications - 0.2%
600,000	Telefonica Emisiones SAU	6.42	06/20/16	666,941

Consumer Staples - 0.7%
1,180,000	American Stores Co.	7.90	05/01/17	1,365,850
50,000	Constellation Brands, Inc.	7.25	05/15/17	57,781
115,000	SUPERVALU, Inc.	7.50	11/15/14	116,008
375,000	SUPERVALU, Inc.	8.00	05/01/16	391,875
				1,931,514
Energy - 0.3%
190,000	El Paso Corp.	6.70	02/15/27	200,688
424,000	Sunoco, Inc.	5.75	01/15/17	478,668
				679,356
Financials - 1.3%
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,683,748
260,000	Janus Capital Group, Inc.	6.70	06/15/17	297,903
620,000	Zions Bancorporation	5.50	11/16/15	641,008
				3,622,659
Health Care - 0.4%
540,000	Health Management Associates, Inc.	6.13	04/15/16	595,350
500,000	Health Management Associates, Inc.	7.38	01/15/20	551,250
				1,146,600
Materials - 0.6%
895,000	The Dow Chemical Co.	5.70	05/15/18	1,056,230
53,000	Weyerhaeuser Co.	9.00	10/01/21	70,865
505,000	Weyerhaeuser Co.	7.95	03/15/25	662,793
				1,789,888
Utilities - 0.2%
255,000	Energy Future Holdings Corp.	9.75	10/15/19	240,210
312,000	Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	293,904
				534,114
Total Corporate Non-Convertible Bonds
(Cost $8,539,704)				10,371,072

Foreign Municipal Bonds - 0.5%
356,000	Ontario Hydro Residual Strip (Canada) (c)	5.47-5.65	11/27/20	284,576
605,000	Ontario Hydro Residual Strip (Canada) (c)	5.61	10/15/21	465,085
235,000	Ontario Hydro Residual Strip (Canada) (c)	5.75	08/18/22	173,657
750,000	Ontario Hydro Residual Strip (Canada), Series OC20 (c)	5.51	10/01/20	604,194
Total Foreign Municipal Bonds
(Cost $957,510)				1,527,512

Municipal Bonds - 0.2%
Ohio - 0.2%
550,000	Buckeye Tobacco Settlement Financing Authority (Cost $375,769)	5.88	06/01/47	495,418

Total Fixed Income Securities
(Cost $9,872,983)				12,394,002
Total Investments – 88.4%
(Cost $196,298,385)*				$250,170,456
Other Assets & Liabilities, Net – 11.6%				32,980,125
Net Assets – 100.0%				$283,150,581

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2013.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,276,619
Gross Unrealized Depreciation	(8,404,548)
Net Unrealized Appreciation	$53,872,071

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Communications	$13,207,942	$-	$-	$13,207,942
Consumer Discretionary	34,704,279	-	-	34,704,279
Consumer Staples	86,078,601	-	-	86,078,601
Energy	13,455,527	-	-	13,455,527
Financials	33,292,169	-	-	33,292,169
Health Care	37,552,198	-	-	37,552,198
Industrials	4,272,796	-	-	4,272,796
Information Technology	5,795,681	-	-	5,795,681
Materials	4,821,363	-	-	4,821,363
Telecommunications	3,261,345	-	-	3,261,345
Utilities	186,676	-	-	186,676
Preferred Stock
Financials	-	1,147,877	-	1,147,877
Corporate Non-Convertible Bonds	-	10,371,072	-	10,371,072
Foreign Municipal Bonds	-	1,527,512	-	1,527,512
Municipal Bonds	-	495,418	-	495,418
Total Investments At Value	$236,628,577	$13,541,879	$-	$250,170,456

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

AF		Security
AF	Shares	Description	Value
Common Stock - 97.5%
Consumer Discretionary - 5.0%
	52,800	American Public Education, Inc. (a)	$1,842,192
	263,000	LKQ Corp. (a)	5,722,880
	290,000	National American University Holdings, Inc.	1,131,000
			8,696,072
Energy - 9.6%
	23,000	Apache Corp.	1,774,680
	22,500	Concho Resources, Inc. (a)	2,192,175
	30,000	Core Laboratories NV	4,137,600
	28,000	Range Resources Corp.	2,269,120
	62,600	Schlumberger, Ltd.	4,688,114
	43,000	Southwestern Energy Co. (a)	1,602,180
			16,663,869
Financials - 13.3%
	48,900	American Tower Corp. REIT	3,761,388
	10,700	Markel Corp. (a)	5,387,450
	180,000	SEI Investments Co.	5,193,000
	117,000	T. Rowe Price Group, Inc.	8,759,790
			23,101,628
Health Care - 8.6%
	44,000	Celgene Corp. (a)	5,100,040
	43,000	IDEXX Laboratories, Inc. (a)	3,972,770
	125,000	ResMed, Inc.	5,795,000
			14,867,810
Industrials - 25.7%
	40,000	Clean Harbors, Inc. (a)	2,323,600
	130,200	Expeditors International of Washington, Inc.	4,649,442
	16,000	Exponent, Inc.	863,040
	240,600	Fastenal Co.	12,354,810
	150,000	Healthcare Services Group, Inc.	3,844,500
	133,000	Innerworkings, Inc. (a)	2,013,620
	89,000	Jacobs Engineering Group, Inc. (a)	5,005,360
	45,000	Roper Industries, Inc.	5,728,950
	52,000	Stericycle, Inc. (a)	5,521,360
	65,000	Waste Connections, Inc.	2,338,700
			44,643,382
Information Technology - 30.3%
	150,000	3D Systems Corp. (a)	4,836,000
	138,000	ANSYS, Inc. (a)	11,235,960
	43,000	Concur Technologies, Inc. (a)	2,952,380
	113,386	DealerTrack Holdings, Inc. (a)	3,331,281
	66,000	NIC, Inc.	1,264,560
	165,000	QUALCOMM, Inc.	11,046,750
	192,000	Trimble Navigation, Ltd. (a)	5,752,320
	36,000	Tyler Technologies, Inc. (a)	2,205,360
	47,000	Visa, Inc., Class A	7,982,480
	74,000	WageWorks, Inc. (a)	1,852,220
			52,459,311
Materials - 5.0%
	69,500	Ecolab, Inc.	5,572,510
	80,300	Potash Corp. of Saskatchewan, Inc.	3,151,775
			8,724,285
Total Common Stock
(Cost $111,196,993)			169,156,357
Total Investments - 97.5%
(Cost $111,196,993)*			$169,156,357
Other Assets & Liabilities, Net – 2.5%			4,287,651
Net Assets – 100.0%			$173,444,008

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,518,465
Gross Unrealized Depreciation	(2,559,101)
Net Unrealized Appreciation	$57,959,364

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$169,156,357
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$169,156,357

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

AF		Security
	Shares	Description	Value
Common Stock - 97.8%
Consumer Discretionary - 6.8%
	3,525	American Public Education, Inc. (a)	$122,987
	8,284	K12, Inc. (a)	199,727
	11,315	LKQ Corp. (a)	246,215
			568,929
Energy - 8.4%
	2,350	Concho Resources, Inc. (a)	228,960
	1,292	Core Laboratories NV	178,193
	3,624	Range Resources Corp.	293,689
			700,842
Financials - 15.0%
	2,670	American Tower Corp. REIT	205,376
	6,495	Financial Engines, Inc.	235,249
	495	Markel Corp. (a)	249,232
	10,823	SEI Investments Co.	312,244
	3,416	T. Rowe Price Group, Inc.	255,756
			1,257,857
Health Care - 5.9%
	1,327	IDEXX Laboratories, Inc. (a)	122,602
	2,765	Illumina, Inc. (a)	149,310
	4,820	ResMed, Inc.	223,455
			495,367
Industrials - 29.0%
	4,295	Clean Harbors, Inc. (a)	249,497
	7,897	Expeditors International of Washington, Inc.	282,002
	9,499	Fastenal Co.	487,774
	5,565	Healthcare Services Group, Inc.	142,631
	11,530	Innerworkings, Inc. (a)	174,564
	5,600	Jacobs Engineering Group, Inc. (a)	314,944
	1,309	Roper Industries, Inc.	166,649
	3,340	Stericycle, Inc. (a)	354,641
	7,125	Waste Connections, Inc.	256,357
			2,429,059
Information Technology - 29.9%
	8,385	3D Systems Corp. (a)	270,332
	5,645	ANSYS, Inc. (a)	459,616
	3,230	Concur Technologies, Inc. (a)	221,772
	1,705	CoStar Group, Inc. (a)	186,629
	5,692	DealerTrack Holdings, Inc. (a)	167,231
	11,260	NIC, Inc.	215,742
	5,075	RealPage, Inc. (a)	105,103
	2,525	Red Hat, Inc. (a)	127,664
	11,320	Trimble Navigation, Ltd. (a)	339,147
	3,500	Tyler Technologies, Inc. (a)	214,410
	7,940	WageWorks, Inc. (a)	198,738
			2,506,384
Materials - 2.8%
	2,900	Ecolab, Inc.	232,522
Total Common Stock
(Cost $6,333,805)			8,190,960
Total Investments - 97.8%
(Cost $6,333,805)*			$8,190,960
Other Assets & Liabilities, Net – 2.2%			187,012
Net Assets – 100.0%			$8,377,972

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$1,891,678
Gross Unrealized Depreciation		(34,523)
Net Unrealized Appreciation		$1,857,155

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,190,960
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$8,190,960

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

		Security
	Shares	Description	Value
Common Stock - 98.3%
Consumer Discretionary - 10.0%
	13,225	Comcast Corp., Class A	$555,582
	15,271	Foot Locker, Inc.	522,879
	14,339	GNC Holdings, Inc., Class A	563,236
	8,308	The Home Depot, Inc.	579,732
	11,485	TJX Cos., Inc.	536,924
			2,758,353
Consumer Staples - 7.5%
	11,378	CVS Caremark Corp.	625,676
	9,125	Herbalife, Ltd.	341,731
	10,010	Spectrum Brands Holdings, Inc.	566,466
	6,903	Wal-Mart Stores, Inc.	516,552
			2,050,425
Energy - 9.5%
	4,116	Chevron Corp.	489,063
	8,128	ConocoPhillips	488,493
	4,899	Exxon Mobil Corp.	441,449
	11,035	HollyFrontier Corp.	567,750
	9,040	Phillips 66	632,529
			2,619,284
Financials - 16.5%
	6,886	ACE, Ltd.	612,647
	12,280	Citigroup, Inc.	543,267
	32,956	Fifth Third Bancorp	537,512
	12,688	JPMorgan Chase & Co.	602,172
	15,098	MetLife, Inc.	574,026
	17,355	SunTrust Banks, Inc.	499,998
	12,055	The Allstate Corp.	591,539
	4,005	The Goldman Sachs Group, Inc.	589,336
			4,550,497
Health Care - 15.8%
	14,175	Abbott Laboratories	500,661
	13,680	AbbVie, Inc.	557,870
	6,268	Amgen, Inc.	642,533
	5,308	Celgene Corp. (a)	615,250
	5,073	Johnson & Johnson	413,602
	4,802	McKesson Corp.	518,424
	7,940	Thermo Fisher Scientific, Inc.	607,331
	8,574	UnitedHealth Group, Inc.	490,518
			4,346,189
Industrials - 14.6%
	17,050	Aecom Technology Corp. (a)	559,240
	9,845	Chicago Bridge & Iron Co. NV	611,375
	5,344	FedEx Corp.	524,781
	8,725	Fluor Corp.	578,729
	22,845	General Electric Co.	528,176
	24,995	Hertz Global Holdings, Inc. (a)	556,389
	19,150	Terex Corp. (a)	659,143
			4,017,833
Materials - 2.3%
	8,070	WR Grace & Co. (a)	625,506

Technology - 18.0%
	7,225	Accenture PLC, Class A	548,883
	3,340	Alliance Data Systems Corp. (a)	540,713
	889	Apple, Inc.	393,498
	41,820	Cadence Design Systems, Inc. (a)	582,552
	25,915	Cisco Systems, Inc.	541,883
	7,770	DST Systems, Inc.	553,768
	17,594	EMC Corp. (a)	420,321
	14,170	Microsoft Corp.	405,404
	15,141	Oracle Corp.	489,660
	7,074	QUALCOMM, Inc.	473,604
			4,950,286
Telecommunications - 2.1%
	11,828	Verizon Communications, Inc.	581,346

Utilities - 2.0%
	26,870	NV Energy, Inc.	538,206
Total Common Stock
(Cost $20,241,360)			27,037,925
Total Investments - 98.3%
(Cost $20,241,360)*			$27,037,925
Other Assets & Liabilities, Net – 1.7%			455,764
Net Assets – 100.0%			$27,493,689

PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation			$6,936,308
Gross Unrealized Depreciation			(139,743)
Net Unrealized Appreciation			$6,796,565

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$27,037,925
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$27,037,925

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

AF		Security
AF	Shares	Description	Value
Common Stock - 98.2%
Consumer Discretionary - 13.9%
	5,337	Coinstar, Inc. (a)	$311,787
	6,305	Core-Mark Holding Co., Inc.	323,509
	10,130	Francesca's Holdings Corp. (a)	290,326
	35,435	Leapfrog Enterprises, Inc. (a)	303,324
	26,194	Service Corp. International	438,226
	30,285	Smith & Wesson Holdings Corp. (a)	272,565
	14,074	Standard Motor Products, Inc.	390,131
	12,627	The Finish Line, Inc., Class A	247,363
	5,485	Tupperware Brands Corp.	448,344
			3,025,575
Consumer Staples - 2.0%
	7,802	Spectrum Brands Holdings, Inc.	441,515

	Energy - 8.7%
	16,200	C&J Energy Services, Inc. (a)	370,980
	7,734	CVR Energy, Inc.	399,229
	11,920	Delek US Holdings, Inc.	470,363
	10,040	Stone Energy Corp. (a)	218,370
	12,370	Western Refining, Inc.	438,022
			1,896,964
	Financials - 21.8%
	9,249	American Financial Group, Inc.	438,218
	41,345	CapitalSource, Inc.	397,739
	9,653	FBL Financial Group, Inc., Class A	375,116
	19,176	Interactive Brokers Group, Inc., Class A	285,914
	19,455	Manning & Napier, Inc.	321,786
	11,549	Ocwen Financial Corp. (a)	437,938
	13,845	Omega Healthcare Investors, Inc. REIT	420,334
	14,115	PHH Corp. (a)	309,965
	6,950	Post Properties, Inc. REIT	327,345
	8,528	ProAssurance Corp.	403,630
	12,780	Sabra Health Care REIT, Inc.	370,748
	5,616	StanCorp Financial Group, Inc.	240,140
	5,009	World Acceptance Corp. (a)	430,123
			4,758,996
	Health Care - 10.5%
	9,850	Amsurg Corp. (a)	331,354
	4,284	Chemed Corp.	342,634
	11,920	Healthsouth Corp. (a)	314,330
	3,788	Mednax, Inc. (a)	339,519
	17,510	NuVasive, Inc. (a)	373,138
	43,115	PDL BioPharma, Inc.	315,171
	30,650	Select Medical Holdings Corp.	275,850
			2,291,996
	Industrials - 19.7%
	2,864	Amerco, Inc.	497,019
	12,628	Deluxe Corp.	522,799
	9,173	EMCOR Group, Inc.	388,843
	11,040	EnerSys (a)	503,203
	12,695	ITT Corp.	360,919
	10,887	Old Dominion Freight Line, Inc. (a)	415,883
	26,855	RPX Corp. (a)	378,924
	14,300	Saia, Inc. (a)	517,231
	41,803	Taser International, Inc. (a)	332,334
	4,220	UniFirst Corp.	381,910
			4,299,065
	Materials - 6.2%
	17,750	Chemtura Corp. (a)	383,577
	17,475	Coeur d'Alene Mines Corp. (a)	329,579
	46,595	Primero Mining Corp. (a)	311,721
	8,385	Schweitzer-Mauduit International, Inc.	324,751
			1,349,628
	Technology - 13.9%
	20,406	Advanced Energy Industries, Inc. (a)	373,430
	25,020	AVG Technologies NV (a)	348,278
	57,535	Brocade Communications Systems, Inc. (a)	331,977
	4,519	CACI International, Inc., Class A (a)	261,515
	9,294	Cirrus Logic, Inc. (a)	211,438
	13,710	CoreLogic, Inc. (a)	354,541
	25,265	Demand Media, Inc. (a)	218,037
	8,811	j2 Global, Inc.	345,479
	21,751	Sanmina Corp. (a)	247,091
	32,125	Sierra Wireless, Inc. (a)	340,204
			3,031,990
	Utilities - 1.5%
	10,900	Portland General Electric Co.	330,597
	Total Common Stock
	(Cost $15,964,297)		21,426,326
Total Investments - 98.2%
	(Cost $15,964,297)*		$21,426,326
Other Assets & Liabilities, Net – 1.8%			386,346
	Net Assets – 100.0%		$21,812,672

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$5,841,090
Gross Unrealized Depreciation		(379,061)
Net Unrealized Appreciation		$5,462,029

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$21,426,326
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$21,426,326

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 6, 2013